Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios II LLC
Entity Central Index Key	0001401097
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Fidelity Investment Grade Bond Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Central Fund
Class Name	Fidelity® Investment Grade Bond Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Bond Central Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced for the 12 months ending September 30, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the resumption of policy interest-rate cuts by the U.S. Federal Reserve in September.
•Against this backdrop, the fund also benefited from an overweight in credit risk as credit spreads approached historically tight levels.
•Duration positioning modestly contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund had a longer-than-benchmark duration and so was more sensitive to interest rates. As the yield curve steepened during the period, the fund's curve positioning also helped.
•Other notable contributors included allocations to securitized products, including outperforming stakes in asset-backed securities and collateralized loan obligations.
•Security selection among investment-grade corporate bonds helped further, with positioning in financial institutions contributing most.
•In contrast, underweight allocations to the industrials and utilities sectors within corporates detracted versus the benchmark.
•Notable changes in positioning included increased exposure to pass-through mortgage-backed securities and other securitized products, and reduced exposure to U.S Treasury debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Fidelity® Investment Grade Bond Central Fund $10,000 $10,731 $10,894 $10,843 $12,008 $12,998 $13,151 $11,291 $11,453 $12,870 $13,306 Bloomberg U.S. Aggregate Bond Index $10,000 $10,519 $10,527 $10,399 $11,470 $12,271 $12,161 $10,385 $10,452 $11,661 $11,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Investment Grade Bond Central Fund 3.39% 0.47% 2.90% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 1.84% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 42,068,535,545
Holdings Count | shares	4,465
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$42,068,535,545
Number of Holdings	4,465
Total Advisory Fee	$0
Portfolio Turnover	175%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 63.6 AAA 7.4 AA 1.0 A 7.4 BBB 16.1 BB 1.6 B 0.8 Not Rated 5.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 63.6 AAA - 7.4 AA - 1.0 A - 7.4 BBB - 16.1 BB - 1.6 B - 0.8 Not Rated - 5.2 Short-Term Investments and Net Other Assets (Liabilities) - (3.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 49.9 Corporate Bonds 23.4 U.S. Government Agency - Mortgage Securities 13.7 Asset-Backed Securities 9.5 CMOs and Other Mortgage Related Securities 6.3 Other Investments 0.1 Municipal Securities 0.1 Foreign Government and Government Agency Obligations 0.1 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 49.9 Corporate Bonds - 23.4 U.S. Government Agency - Mortgage Securities - 13.7 Asset-Backed Securities - 9.5 CMOs and Other Mortgage Related Securities - 6.3 Other Investments - 0.1 Municipal Securities - 0.1 Foreign Government and Government Agency Obligations - 0.1 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.1)% United States 90.3 Grand Cayman (UK Overseas Ter) 5.2 Bailiwick Of Jersey 0.8 Mexico 0.7 Ireland 0.6 United Kingdom 0.6 France 0.3 Switzerland 0.3 Germany 0.3 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Grand Cayman (UK Overseas Ter) - 5.2 Bailiwick Of Jersey - 0.8 Mexico - 0.7 Ireland - 0.6 United Kingdom - 0.6 France - 0.3 Switzerland - 0.3 Germany - 0.3 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 38.2 US Treasury Bonds 11.7 Fannie Mae Mortgage pass-thru certificates 4.3 Freddie Mac Gold Pool 3.6 Ginnie Mae II Pool 3.0 Uniform Mortgage Backed Securities 2.2 JPMorgan Chase & Co 1.1 Morgan Stanley 1.0 Freddie Mac Multifamily Structured pass-thru certificates 1.0 Bank of America Corp 0.9 67.0
Fidelity Inflation-Protected Bond Index Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Inflation-Protected Bond Index Central Fund
Class Name	Fidelity® Inflation-Protected Bond Index Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Inflation-Protected Bond Index Central Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Inflation-Protected Bond Index Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced for the 12 months ending September 30, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the resumption of policy interest-rate cuts by the U.S. Federal Reserve in September. Within this environment, U.S. Treasury Inflation-Protected Securities outperformed investment-grade securities.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Fidelity® Inflation-Protected Bond Index Central Fund $10,000 $10,492 $10,464 $10,504 $11,118 $11,956 $12,643 $11,699 $11,950 $13,027 $13,716 Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 1-10 Year Index $10,000 $10,483 $10,469 $10,503 $11,106 $11,967 $12,655 $11,713 $11,960 $13,038 $13,724 Bloomberg U.S. Aggregate Bond Index $10,000 $10,519 $10,527 $10,399 $11,470 $12,271 $12,161 $10,385 $10,452 $11,661 $11,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Inflation-Protected Bond Index Central Fund 5.29% 2.78% 3.21% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 1-10 Year Index 5.27% 2.78% 3.22% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 1.84% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 748,035,784
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$748,035,784
Number of Holdings	33
Total Advisory Fee	$0
Portfolio Turnover	56%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 45.8 1 - 1.99% 35.2 2 - 2.99% 16.1 3 - 3.99% 2.4 U.S. Treasury Obligations 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 93.0 US Treasury Bonds 6.5 99.5